As filed with the Securities and Exchange Commission on October 1, 2020

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 18	☒
(Check appropriate box or boxes.)

TIAA Separate Account VA-3

(Exact Name of Registrant)

Teachers Insurance and

Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:

Rachel D. Mendelson, Esquire Teachers Insurance and Annuity Association of America 730 Third Avenue	Stephen E. Roth, Esquire Eversheds Sutherland (US) LLP 700 Sixth Street, N.W., Suite 700 Washington, DC 20001-3980
New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on October 1, 2020, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

TIAA SEPARATE ACCOUNT VA-3

Teachers Insurance and Annuity Association of America

SUPPLEMENT NO. 1

dated October 1, 2020

to the Prospectuses Levels 1, 2, 3 and 4 dated May 1, 2020

This supplement amends certain disclosure in the prospectus for the TIAA Access individual and group variable annuity contracts. Please keep this supplement with your prospectus for future reference.

1. The following Funds are added as underlying investments for investment accounts available under the terms of your contract. You may only invest in those investment accounts available under the terms of your employer’s plan.

Fund	Investment Advisor	Investment Objective / Benchmark
Amana Growth Fund (Institutional Shares)	Saturna Capital Corporation	The Fund seeks long-term capital growth, consistent with Islamic principles.
American Funds New Perspective Fund (Class R6)	Capital Research and Management Company	The Fund seeks to provide long-term growth of capital.
American Beacon Bridgeway Large Cap Growth Fund (Class R6)	American Beacon Advisors, Inc.	The Fund seeks long-term total return on capital, primarily through capital appreciation.
American Century Mid Cap Value Fund (Class R6)	American Century Investment Management, Inc.	The Fund seeks long-term capital growth.
Delaware Small Cap Value Fund (R6 Shares)	Delaware Management Company	The Fund seeks capital appreciation.
Invesco Oppenheimer Discovery Mid Cap Growth Fund (Class R6)	Invesco Advisers, Inc.	The Fund seeks capital appreciation.
iShares Russell Mid-Cap Index Fund (Class K)	BlackRock Advisors, LLC	The Fund seeks to track the investment results of an index composed of mid-capitalization U.S. equities.
JP Morgan Equity Income Fund (Class R6)	J.P. Morgan Investment Management Inc.	The Fund seeks capital appreciation and current income.
MFS Value Fund (Class R6)	MFS	The Fund seeks capital appreciation.
MFS Mid Cap Growth Fund (Class R6)	MFS	The Fund seeks capital appreciation.
MFS International Diversification Fund (Class R6)	MFS	The Fund seeks capital appreciation.
Nuveen Mid Cap Value Fund (Class R6)	Nuveen Fund Advisors, LLC	The Fund seeks capital appreciation.
Nuveen Real Asset Income Fund (Class R6)	Nuveen Fund Advisors, LLC	The Fund seeks a high level of current income.
PGIM Total Return Bond Fund (Class R6)	PGIM Investments LLC	The Fund seeks total return.

Fund	Investment Advisor	Investment Objective / Benchmark
TIAA-CREF Core Impact Bond Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks total return, primarily through current income, while giving special consideration to certain environmental, social and governance criteria.
TIAA-CREF International Opportunities Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
TIAA-CREF Lifecycle Index Retirement Income Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
TIAA-CREF Lifecycle Index 2010 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks a high total return over time through a combination of capital appreciation and income.
TIAA-CREF Lifecycle Index 2015 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.
TIAA-CREF Lifecycle Index 2020 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.
TIAA-CREF Lifecycle Index 2025 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.
TIAA-CREF Lifecycle Index 2030 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.
TIAA-CREF Lifecycle Index 2035 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.
TIAA-CREF Lifecycle Index 2040 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.
TIAA-CREF Lifecycle Index 2045 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.
TIAA-CREF Lifecycle Index 2050 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.
TIAA-CREF Lifecycle Index 2055 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.
TIAA-CREF Lifecycle Index 2060 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.
TIAA-CREF Lifecycle Index 2065 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.

Fund	Investment Advisor	Investment Objective / Benchmark
TIAA-CREF Lifecycle 2065 Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks high total return over time through a combination of capital appreciation and income.
TIAA-CREF Social Choice International Equity Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks a favorable long-term total return that reflects the investment performance of the overall foreign equity markets while giving special consideration to certain environmental, social and governance criteria.
TIAA-CREF Social Choice Low Carbon Equity Fund (Institutional Class)	Teachers Advisors, LLC	The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves.
T. Rowe Price Blue Chip Growth Fund (I Class)	T. Rowe Price Associates, Inc.	The Fund seeks to provide long-term capital growth.
Vanguard FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)	The Vanguard Group, Inc.	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.
Vanguard FTSE Social Index Fund (Admiral Shares)	The Vanguard Group, Inc.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Vanguard Inflation-Protected Securities Fund (Admiral Shares)	The Vanguard Group, Inc.	The Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.
Vanguard Institutional Index Fund (Institutional Plus Shares)	The Vanguard Group, Inc.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Vanguard Real Estate Index Fund (Admiral Shares)	The Vanguard Group, Inc.	The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Vanguard Total International Bond Index Fund (Admiral Shares)	The Vanguard Group, Inc.	The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.

2. The Range of Total Annual Fund Operating Expenses table is updated to reflect a Total Annual Fund Operating Expenses minimum of 0.02% and a maximum of 3.94%. The Range of Total Annual Fund Operating Expenses table is updated to reflect a Net Annual Fund Operating Expenses minimum of 0.02% and a maximum of 1.25%.

3. The Total Annual Fund Operating Expense By Fund table is updated with the following information about the Funds listed above.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
Amana Growth Fund (Institutional Shares)	0.75%	—	0.04%	—	0.79%	—	0.79%
American Funds New Perspective Fund (Class R6)	0.37%	—	0.05%	—	0.42%	—	0.42%
American Beacon Bridgeway Large Cap Growth Fund (Class R6)	0.75%	—	0.09%	—	0.84%	0.08%	0.76%
American Century Mid Cap Value Fund (Class R6)	0.62%	—	0.01%	—	0.63%	—	0.63%
Delaware Small Cap Value Fund (R6 Shares)	0.65%	—	0.07%	—	0.72%	—	0.72%
Invesco Oppenheimer Discovery Mid Cap Growth Fund (Class R6)	0.62%	—	0.04%	—	0.66%	—	0.66%
iShares Russell Mid-Cap Index Fund (Class K)	0.02%	—	0.05%	—	0.07%	—	0.07%
JP Morgan Equity Income Fund (Class R6)	0.40%	—	0.09%	0.01%	0.50%	0.01%	0.49%
MFS Mid Cap Value Fund (Class R6)	0.46%	—	0.01%	—	0.47%	—	0.47%
MFS Mid Cap Growth Fund (Class R6)	0.69%	—	0.05%	—	0.74%	—	0.74%
MFS International Diversification Fund (Class R6)	0.00%	—	0.02%	0.76%	0.78%	0.02%	0.76%
Nuveen Mid Cap Value Fund (Class R6)	0.79%	—	0.08%	—	0.87%	0.10%	0.77%
Nuveen Real Asset Income Fund (Class R6)	0.72%	—	0.08%	—	0.80%	—	0.80%
PGIM Total Return Bond Fund (Class R6)	0.39%	—	0.02%	—	0.41%	0.02%	0.39%
TIAA-CREF Core Impact Bond Fund (Institutional Class)	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF International Opportunities Fund (Institutional Class)	0.59%	—	0.03%	—	0.62%	—	0.62%
TIAA-CREF Lifecycle Index Retirement Income Fund (Institutional Class)	0.19%	—	0.09%	—	0.28%	0.18%	0.10%
TIAA-CREF Lifecycle Index 2010 Fund (Institutional Class)	0.19%	—	0.06%	—	0.25%	0.15%	0.10%
TIAA-CREF Lifecycle Index 2015 Fund (Institutional Class)	0.18%	—	0.05%	—	0.23%	0.13%	0.10%
TIAA-CREF Lifecycle Index 2020 Fund (Institutional Class)	0.18%	—	0.03%	—	0.21%	0.11%	0.10%
TIAA-CREF Lifecycle Index 2025 Fund (Institutional Class)	0.17%	—	0.04%	—	0.21%	0.11%	0.10%
TIAA-CREF Lifecycle Index 2030 Fund (Institutional Class)	0.17%	—	0.03%	—	0.20%	0.10%	0.10%
TIAA-CREF Lifecycle Index 2035 Fund (Institutional Class)	0.16%	—	0.03%	—	0.19%	0.09%	0.10%
TIAA-CREF Lifecycle Index 2040 Fund (Institutional Class)	0.16%	—	0.03%	—	0.19%	0.09%	0.10%
TIAA-CREF Lifecycle Index 2045 Fund (Institutional Class)	0.15%	—	0.04%	—	0.19%	0.09%	0.10%
TIAA-CREF Lifecycle Index 2050 Fund (Institutional Class)	0.15%	—	0.04%	—	0.19%	0.09%	0.10%
TIAA-CREF Lifecycle Index 2055 Fund (Institutional Class)	0.15%	—	0.07%	—	0.22%	0.12%	0.10%
TIAA-CREF Lifecycle Index 2060 Fund (Institutional Class)	0.15%	—	0.18%	—	0.33%	0.23%	0.10%
TIAA-CREF Lifecycle Index 2065 Fund (Institutional Class)	0.15%	—	2.97%	—	3.12%	3.02%	0.10%

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF Lifecycle 2065 Fund (Institutional Class)	0.38%	—	3.35%	0.21%	3.94%	3.49%	0.45%
TIAA-CREF Social Choice International Equity Fund (Institutional Class)	0.30%	—	0.28%	—	0.58%	0.18%	0.40%
TIAA-CREF Social Choice Low Carbon Equity Fund (Institutional Class)	0.25%	—	0.16%	—	0.41%	0.09%	0.32%
T. Rowe Price Blue Chip Growth Fund (Institutional Class)	0.55%	—	0.01%	—	0.56%	—	0.56%
Vanguard FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)	0.14%	—	0.02%	—	0.16%	—	0.16%
Vanguard FTSE Social Index Fund (Admiral Shares)	0.13%	—	0.01%	—	0.14%	—	0.14%
Vanguard Inflation-Protected Securities Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard Institutional Index Fund (Institutional Plus Shares)	0.02%	—	0.00%	—	0.02%	—	0.02%
Vanguard Real Estate Index Fund (Admiral Shares)	0.11%	—	0.01%	—	0.12%	—	0.12%
Vanguard Total International Bond Market Index Fund (Admiral Shares)	0.10%	—	0.01%	—	0.11%	—	0.11%

†

The most recently ended fiscal year for the Amana Growth Fund is May 31, 2020; most recently ended fiscal year for the American Funds New Perspective Fund is September 30, 2019; most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2019; most recently ended fiscal year for the American Century Mid Cap Value Fund is March 31, 2020; most recently ended fiscal year for the iShares Russell Mid-Cap Value Fund is July 31, 2020; most recently ended fiscal year for the Delaware Small Cap Value Fund is November 30, 2019; most recently ended fiscal year for the Invesco Oppenheimer Discovery Mid Cap Growth Fund is October 31, 2019; most recently ended fiscal year for the JP Morgan Equity Income Fund is June 30, 2020; most recently ended fiscal year for the MFS Value Fund is August 31, 2019; most recently ended fiscal year for the MFS Mid Cap Growth Fund is August 31, 2019; most recently ended fiscal year for the MFS International Diversification Fund is May 31, 2020; most recently ended fiscal year for the Nuveen Mid Cap Value Fund is October 31, 2019; most recently ended fiscal year for the Nuveen Real Asset Income Fund is December 31, 2019; most recently ended fiscal year for the PGIM Total Return Bond Fund is October 31, 2019; most recently ended fiscal year for the TIAA-CREF Core Impact Bond Fund is March 31, 2020; most recently ended fiscal year for the TIAA-CREF International Opportunities Fund is October 31, 2019; most recently ended fiscal year for the TIAA-CREF Lifecycle Index Retirement Income Fund is May 31, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index 2010 Fund is May 31, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index 2015 Fund is May 31, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index 2020 Fund is May 31, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index 2025 Fund is May 31, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index 2030 Fund is May 31, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index 2035 Fund is May 31, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index 2040 Fund is May 31, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index 2045 Fund is May 31, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index 2050 Fund is May 31, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index 2055 Fund is May 31, 2020; most recently ended fiscal year for the TIAA-CREF Lifecycle Index 2060 Fund is May 31, 2020; the inception date for the TIAA-CREF Lifecycle Index 2065 Fund was September 30, 2020; the inception date for the TIAA-CREF Lifecycle 2065 Fund was September 30, 2020; most recently ended fiscal year for the TIAA-CREF Social Choice International Equity Fund is October 31, 2019; most recently ended fiscal year for the TIAA-CREF Social Choice Low Carbon Equity Fund is October 31, 2019; most recently ended fiscal year for the T. Rowe Price Blue Chip Growth Fund is December 31, 2019; most recently ended fiscal year for the Vanguard FTSE All-World ex-US Small-Cap Index Fund is October 31, 2019; most recently ended fiscal year for the Vanguard FTSE Social Index Fund is August 31, 2019; most recently ended fiscal year for the Vanguard Inflation-Protected Securities Fund is December 31, 2019; most recently ended fiscal year for the Vanguard Institutional Index Fund is December 31, 2019; most recently ended fiscal year for the Vanguard Real Estate Index Fund is January 31, 2020; most recently ended fiscal year for the Vanguard Total International Bond Market Index Fund is October 31, 2019. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

4. The Market timing/excessive trading policy section is updated to include MFS International Diversification Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Social Choice International Equity Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund, and Vanguard Total International Bond Index Fund in the list of portfolios where the risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities.

5. The Annual Expense Deductions from Net Assets table is updated as follows:

Level 1

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$414	$1253	$2106	$4305
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$12	$39	$68	$154

Level 2

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$435	$1312	$2202	$4476
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$33	$103	$180	$406

Level 3

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$450	$1357	$2273	$4602
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$48	$151	$264	$593

Level 4

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$481	$1455	$2413	$4849
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$79	$247	$429	$957

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Printed on paper containing recycled fiber

A40917 (10/20)

Part A and Part B of Post-Effective Amendment No. 16 to the Registration Statement (File Nos. 333-134820, 811-21907), which was filed with the Securities and Exchange Commission on April 27, 2020, are incorporated by reference into this Post-Effective Amendment No. 17 to the Registration Statement.

Part C — OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial statements

Part A: None

Part B: Includes all required financial statements of TIAA Separate Account VA-3 and Teachers Insurance and Annuity Association of America

(b)	Exhibits:

(1)	(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

	(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(c)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(2)	None

(3)	Form of Distribution Agreement (Incorporated by reference to Registrant’s Post-Effective Amendment No.1 to the Registration Statement Filed December 22, 2006.)

(4)	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.2)	Endorsement to Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.3)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Minimum Distribution Annuity Contract Endorsement – Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(J)	Separate Account One-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(K)	Separate Account Two-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Separate Account Fixed-Period Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(M)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Endorsement to TIAA Group Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	Endorsement to TIAA Immediate Annuity Contract Applicable to Minimum Distribution Annuity and Installment Refund Contracts (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Endorsement to TIAA Immediate Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Endorsement to TIAA Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(U)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(V)	Endorsements to TIAA Deferred Annuity Contract – Minimum Distribution Annuity Election (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2014.)

(W)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(X)	Supplement to TIAA Retirement Choice Annuity Plus Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Y)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Z)	Supplement to TIAA Supplemental Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A1)	Supplement to TIAA Group Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Supplement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A3)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A4)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A5)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A6)	Supplement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A7)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A8)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A9)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A10)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A11)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A12)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A13)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A14)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A15)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A16)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A17)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A18)	Retirement Choice Plus Non-ERISA Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A19)	Retirement Choice Plus Non-ERISA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A20)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A21)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A22)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A23)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A24)	Income Test Drive Annuity Election Endorsement for Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A25)	Income Test Drive Annuity Election Endorsement for Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A26)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A27)	Endorsement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A28)	Endorsement to TIAA Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A29)	Endorsement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A30)	Endorsement to TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

	(A31)	Multiple Employer Plan Retirement Choice Annuity Contract*

	(A32)	Multiple Employer Plan Retirement Choice Plus Annuity Contract*

	(A33)	Multiple Employer Plan Retirement Choice Annuity Certificate*

	(A34)	Multiple Employer Plan Retirement Choice Plus Annuity Certificate*

	(A35)	Rate Schedule to Multiple Employer Plan Retirement Choice Annuity Contract*

	(A36)	Rate Schedule to Multiple Employer Plan Retirement Choice Plus Annuity Contract*

	(A37)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate*

(5)		Form of Application (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(6)	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(7)		None

(8)	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

	(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(I)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(K)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(M)	Participation Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(N)	Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(O)	Defined Contribution Clearance & Settlement Agreement by and between The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(P)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	First Amendment to the Defined Contribution Clearance & Settlement Agreement between The Vanguard Group, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Amendment to Fund Participation and Service Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(U)	Amendment to Fund Participation and Service Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(V)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(W)	Third Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(X)	Fifth Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Y)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., T. Rowe Price Funds, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Z)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(A1)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Participation Agreement among American Beacon Advisors, Inc., a Delaware Corporation, Foreside Fund Services, LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A3)	Participation Agreement among Ariel Distributors, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A4)	Participation Agreement among The Advisors’ Inner Circle Fund II, Champlain Investment Partners LLC, SEI Investment Distribution Co., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A5)	Participation Agreement among Delaware Investments Family of Funds, Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A6)	Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A7)	Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A8)	Participation Agreement among Lord Abbett Investment Trust, Lord Abbett & Co. LLC, Lord Abbett Distributor LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A9)	Participation Agreement among MFS Series Trust XI, MFS Fund Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A10)	Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A11)	Participation Agreement among Parnassus Fund, Parnassus Investments, Parnassus Funds Distributor, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A12)	Participation Agreement among Franklin Templeton Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A13)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(A14)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(A15)	Administrative Services Agreement among Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(A16)	Administrative Services Agreement among Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(A17)	Participation Agreement among Saturna Capital Corporation, Saturna Brokerage Services, Inc. and Teachers Insurance and Annuity Association of America*

	(A18)	Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America*

	(A19)	Participation Agreement among AIM International Mutual Funds (Invesco International Mutual Funds), Invesco Distributors, Inc. and Teachers Insurance and Annuity Association of America*

	(A20)	Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America*

	(A21)	Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America*

	(A22)	Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America*

	(A23)	Amendment to Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company*

	(A24)	Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America*

	(A25)	Amendment to the Participation Agreement among TIAA-CREF Funds, (formerly the TIAA-CREF Institutional Funds), Teachers Advisors, LLC (formerly Teachers Advisors, Inc.) (“Adviser”), Nuveen Securities, LLC (formerly Teacher Personal Investors Services, Inc.) and Teachers Insurance and Annuity Association of America*

	(A26)	Participation Agreement among Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America. To be filed.

	(A27)	Administrative Services Agreement between Saturna Capital Corporation and Teachers Insurance and Annuity Association of America*

(9)	Opinion and consent of Meredith Kornreich, Esquire (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(10)	(A)	Consent of Eversheds Sutherland (US) LLP (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

	(B)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(11)	None

(12)	None

(13)	Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement Filed April 25, 2014, Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015, and Post-Effective Amendment No. 15 to the Registration Statement Filed April 25, 2019.)

*	Filed herewith

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Insurance Company

Ronald L. Thompson	Trustee and Chairman

Jeffrey R. Brown	Trustee

Priscilla Sims Brown	Trustee

James R. Chambers	Trustee

Lisa W. Hess	Trustee

Edward M. Hundert, M.D.	Trustee

Maureen O’ Hara	Trustee

Donald K. Peterson	Trustee

Dorothy K. Robinson	Trustee

Kim M. Sharan	Trustee

Marta Tienda	Trustee

Roger W. Ferguson, Jr.	President and Chief Executive Officer and Trustee

Vijay C. Advani	Senior Executive Vice President and Executive Chairman, Nuveen

Jose Minaya	Senior Executive Vice President and CEO, Nuveen

David G. Nason	Senior Executive Vice President, Chief Legal, Risk, and Compliance Officer

Rahul N. Merchant	Senior Executive Vice President and Head of Client Services & Tech

Glenn R. Richter	Senior Executive Vice President and Chief Financial Officer

Sean N. Woodroffe	Senior Executive Vice President and Chief Human Resources Officer

Derek B. Dorn	Senior Managing Director and Corporate Secretary

Christine Dugan	Senior Vice President and Chief Actuary

Austin Wachter	Senior Vice President and Chief Accounting Officer and Corporate Controller

Richard S. Biegen	Chief Compliance Officer of the Separate Account

Carol Deckbar	Executive Vice President, Chief Product Officer of TIAA Financial Solutions

*	The principal business address for each individual is:

TIAA

730 Third Avenue

New York, New York 10017-3206

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
HOLDING COMPANY SYSTEM*

Seven Persons serve as members of TIAA Board of Overseers
TIAA Board of Overseers
Teachers Insurance and Annuity Association of America ("TIAA")
Nuveen, LLC
Investment Subsidiaries and Investment vehicles
Real Estate Separate Account Subsidiaries
TIAA-CREF Life Insurance Company
TIAA-CREF Individual & Institutional Services, LLC
TIAA-CREF Tuition Financing, Inc.
TIAA FSB Holdings, Inc.
TIAA-CREF Redwood, LLC
TIAA RPS, LLC
MyVest Corporation
Exchange Information Systems, LLC
TIAA GBS Holding LLC
TIAA GBS Singapore Holding Company Pte. Ltd.
TIAA Global Business Services (India) Private Limited
EverBank Funding, LLC
TIAA, FSB
TIAA Endowment & Philanthropic Services, LLC
TIAA-CREF Insurance Agency, LLC
TIAA Advisory, LLC
Nuveen Services, LLC
TIAA-CREF Asset Management LLC
Nuveen Finance, LLC
TIAA-CREF Investment Management, LLC
Nuveen Alternative Holdings LLC
Nuveen Holdings 1, Inc.
Teachers Advisors, LLC
Nuveen International Holdings LLC
Nuveen Real Estate Global LLC
Nuveen Global Investments LLC
Nuveen Real Estate Project Management Services LLC
Nuveen Australia Pty Ltd
Nuveen UK Limited
Nuveen Canada Company
Nuveen Japan Co. Ltd.
Nuveen Hong Kong Limited
TIAA International Holdings 1 Limited
TIAA International Holdings 2 Limited
TIAA International Holdings 3 Limited
Nuveen Real Estate Limited
Nuveen Alternatives Advisors LLC
AGR Partners LLC
Nuveen Churchill Advisors LLC
NCBDC Holdings LLC
Westchester Group Investment Management, Inc.
Westchester Group Investment Management Holding Company, Inc.
GreenWood Resources, Inc.
Beaver Investment Holdings LLC
Nuveen Churchill Administration LLC
Churchill Asset Management LLC
Nuveen Holdings, Inc.
Nuveen Investments, Inc.
NIS/R&T, Inc.
Nuveen Alternative Investments, LLC
Nuveen Securities, LLC
Nuveen Fund Advisors, LLC
Nuveen Asset Management, LLC
Nuveen Investments Holdings, Inc.
Symphony Asset Management, LLC
Nuveen WCM Holdings, LLC
Winslow Capital Management, LLC
Nuveen NWQ Holdings, LLC
NWQ Partners, LLC
NWQ Investment Management Company, LLC
Santa Barbara Asset Management, LLC
Gresham Investment Management LLC
Gresham Investment Management Asia Pte Ltd.
Gresham Asset Management LLC
Nuveen Capital Markets LLC
Symphony Alternative Assets Management LLC

*This chart is a depiction of the ownership structure of Teachers Insurance and Annuity Association of America (the "Company") and certain of its subsidiaries. This chart does not include all downstream subsidiaries of the Company, such as investment vehicles or funds managed by the Company or its subsidiaries, and is not indicative of the percentage ownership interests held.

Exhibit A

Entity Name	Domestic Jurisdiction	Business Purpose	Ownership*
AGR Partners LLC	Delaware	To manage agricultural investments.	Nuveen Alternative Holdings LLC—Member—75%

AGR Services LLC	Delaware	To act as employer entity.	AGR Partners LLC—Member—99%; Nuveen Alternative Holdings LLC—Member—1%

Nuveen Securities, LLC	Delaware	To act as a broker-dealer that distributes and/or underwrites Nuveen Group-sponsored investment vehicles and facilitates certain trades made by the Nuveen Group’s investment managers on behalf of their clients. U.S. Securities and Exchange Commission registered broker-dealer and Financial Industry Regulatory Authority member.	Nuveen Investments, Inc.—Member—100%

TIAA-CREF Individual & Institutional Services, LLC	Delaware	To act as a registered broker-dealer and investment advisor and to provide distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA-CREF Funds, the TIAA-CREF Life Funds, TIAA-CREF Life Insurance Company’s Fixed and Variable Annuity and Variable Life Products and TCAM Funds, and third party funds within retirement and savings plans and administrative services to tuition savings products.	Teachers Insurance and Annuity Association of America—Member—100%

TIAA-CREF Insurance Agency, LLC	Delaware	To act as a licensed life insurance agent offering insurance services and products.	TIAA RFS, LLC—Managing Member—100%

TIAA-CREF Tuition Financing, Inc.	Delaware	To administer and provide program management services on behalf of state entities to qualified tuition programs formed pursuant to Sections 529 and 529A of the Internal Revenue Code.	Teachers Insurance and Annuity Association of America—Shareholder—100%

Nuveen Churchill Advisors LLC	Delaware	To act as an adviser.	NCBDC Holdings LLC—Member—100%

Cam HR Resources LLC	Delaware	Act as employer entity.	Churchill Asset Management LLC—Managing Member—99%; Nuveen Alternative Holdings LLC—Member—1%

Churchill Agency Services LLC	Delaware	To act as administrative and collateral agent in connection with certain investments.	Churchill Asset Management LLC—Member—100%

Churchill Asset Management LLC	Delaware	To act as a registered investment adviser for investments, primarily in U.S. middle-market companies.	Nuveen Alternative Holdings LLC—Member—75%

TIAA Endowment & Philanthropic Services, LLC	Delaware	To act as a registered investment adviser and provide investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations.	TIAA-CREF Redwood, LLC—Member—100%

Envisage Information Systems, LLC	New York	To operate a software development company.	Teachers Insurance and Annuity Association of America—Member—100%

MyVest Corporation	Delaware	To provide digital financial account management services.	Teachers Insurance and Annuity Association of America—Shareholder—100%

TIAA Global Business Services (India) Private Limited	India	To provide certain Information Technology, Business process and Corporate Shared Services related support services.	TIAA GBS Singapore Holding Company Pte. Ltd.—Shareholder—99%; TIAA GBS Holding LLC—Shareholder—1%

Adastra Management Inc.	Alberta	To act as a manager of legal entities.	Polar Star Canadian Oil and Gas Holding,ULC— Shareholder—40%

Greenwood Resources Brasil, Ltda.	Brazil	To provide property management services.	Greenwood Resources Forest Management, LLC - Shareholder—99%; GreenWood Resources, Inc.—Shareholder—1%

GreenWood Resources Capital Management, LLC	Delaware	To act as a registered investment advisor.	GreenWood Resources, Inc.—Member—100%

GreenWood Resources Chile SpA	Chile	To provide property management services.	GWR SA Ltd (BVI)—Shareholder—100%

GreenWood Resources China Ltd. (HK)	Hong Kong	To provide capital management services.	GWR China Ltd. (BVI)—Shareholder—1%

Entity Name	Domestic Jurisdiction	Business Purpose	Ownership*
GreenWood Resources, Inc.	Delaware	To act as an advisor and manager of timber and related investments.	Beaver Investment Holdings LLC—Shareholder—80%

GreenWood Resources Poland sp z.o.o.	Poland	To provide property management services.	GWR Europe Limited—Shareholder—100%

GWR Uruguay S.A.	Uruguay	To act as a property manager.	Greenwood Resources Forest Management, LLC—Shareholder—100%

Lower Columbia Tree Farm, LLC	Delaware	To hold timber-related investments.	GreenWood Tree Farm Fund, LP—Member—100%

Gresham Asset Management LLC	Delaware	To collect performance compensation from certain funds.	Nuveen Investments, Inc.—Managing Member—78.9%

Gresham Investment Management Asia Pte Ltd.	Singapore	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates.	Gresham Investment Management LLC—Shareholder—100%

Gresham Investment Management LLC	Delaware	To act as a registered investment advisor, commodity pool operator, and commodity trading advisor, provide investment advisory and management services to Nuveen Group-sponsored investment vehicles.	Nuveen Investments, Inc.—Managing Member—78.9%

Nuveen Alternatives Advisors LLC	Delaware	To provide advisory services.	Nuveen Alternative Holdings LLC—Member—100%

Nuveen Alternatives Services LLC	Delaware	To provide administrative services and to act as General Partner.	Nuveen Alternative Holdings LLC—Member—100%

Nuveen Canada Company	Canada	To provide sales and marketing services with respect to the investment funds, investment advisory and management services offered by its affiliates.	Nuveen International Holdings LLC—Shareholder—100%

Nuveen Real Estate Global Cities Advisors, LLC	Delaware	To provide investment advisory services.	Nuveen Real Estate Global LLC—Member—100%

Nuveen Services, LLC	Delaware	To act as the employer entity for all Nuveen employees and to enter into commercial relationships pertaining to the provision of shared services.	Nuveen, LLC—Member—100%

Permian Investor Asset Manager LLC	Delaware	To provide management and advisory services to a real estate joint venture.	Nuveen Permian Investor Asset Manager Member LLC—Member—50%

Teachers Advisors, LLC	Delaware	To act as a registered investment advisor to provide investment management services.	Nuveen Finance, LLC—Member—100%

TIAA-CREF Investment Management, LLC	Delaware	To act as a registered investment advisor, which provides investment management services for College Retirement Equities Fund.	TIAA-CREF Asset Management LLC—Member—100%

Nuveen Real Estate Project Management Services LLC	Delaware	To provide development management, construction management, due diligence and other services to entities which own interests in, operate or manage real estate projects.	Nuveen Real Estate Global LLC—Member—100%

Nuveen Asset Management, LLC	Delaware	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.	Nuveen Fund Advisors, LLC—Member—100%

Nuveen Fund Advisors, LLC	Delaware	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles. U.S. Securities and Exchange Commission registered investment adviser. U.S. Commodity Futures Trading Commission registered commodity pool operator.	Nuveen Investments, Inc.—Member—100%

Entity Name	Domestic Jurisdiction	Business Purpose	Ownership*
NWQ Investment Management Company, LLC	Delaware	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.	NWQ Partners, LLC—Member—100%

Santa Barbara Asset Management, LLC	Delaware	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts.	Nuveen Investments, Inc.—Member—100%

Symphony Alternative Asset Management LLC	Delaware	To act as an asset manager of CLO products.	Nuveen Capital Markets LLC—Member—100%

Symphony Asset Management LLC	California	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.	Nuveen Investments, Inc.—Member—51%; Nuveen Investments Holdings, Inc.—Managing Member—49%

Jatoba Brasil Investimentos Florestais Ltda	Brazil	To facilitate asset acquisitions of timber assets.	GTR Brasil Participações Ltda.—Shareholder—100%

Taurion, S.A.	Uruguay	To hold alternative investments.	Global Timber Spain S.L.—Shareholder—100%

Anglo-Sino Henderson Investment Consultancy (Beijing) Co Limited	China	To provide investment consulting services.	Nuveen Group Holdings Limited—Shareholder—100%

Asia Pacific Management S.à r.l	Luxembourg	The purpose of the Company is the creation, administration and management of investment vehicles, in accordance with article 125-1 of the Luxembourg law dated 17 December 2010 on undertakings for collective investment, as amended from time to time.	Nuveen Europe Holdings Limited—Shareholder—100%—Common

Henderson European Retail Property Fund Management S.à r.l	Luxembourg	To engage in the creation, administration and management of a mutual investment fund organized under the law of the Grand Duchy of Luxembourg.	Nuveen Europe Holdings Limited—Shareholder—94.4%—Common

Nuveen Administration Limited	United Kingdom	To provide administrative services and hold some of the employees of Nuveen Real Estate mainly based in the UK. This entity is set up to house the employees and to serve as the leasing party under Nuveen Real Estate leases.	Nuveen Real Estate Limited—Shareholder- 100%

Nuveen Alternatives Europe S.a.r.l	Luxembourg	The Company’s purpose is the execution of all necessary tasks to ensure the Compliance with the Luxembourg law dated 12 July 2013 on alternative investment managers as amended the (“2013 Law”) and in particular to act as (i) an authorized alternative investment fund manager within the meaning of the 2013 law (ii) a management company within the meaning of article 125-2 of the Luxembourg law dated 17 December 2010 relating to undertakings for collective investment.	Nuveen Europe Holdings Limited—Shareholder—100%

Nuveen Asset Management Europe S.a.r.l.	Luxembourg	The engage in any and all acts or activities permitted under the laws of Luxembourg.	Nuveen Europe Holdings Limited—Shareholder—100%

Nuveen Beteiligung Verwaltungs GmbH	Germany	To manage real estate investments.	Nuveen Group Holdings Limited—Shareholder—100%

Nuveen Consulting (Shanghai) Company Limited	China	To provide investment consulting.	Nuveen Group Holdings Limited—Shareholder—100%

Nuveen Corporate Secretarial Services Limited	United Kingdom	To provide administrative services.	Nuveen Group Holdings Limited—Shareholder—100%

Nuveen France SAS	France	To provide real estate advisory services.	Nuveen Group Holdings Limited—Shareholder—100%

Nuveen Fund (Europe) Management S.à r.l	Luxembourg	The purpose of the Company is the creation, administration and management of a fund.	Nuveen Europe Holdings Limited—Shareholder—100%—Common

Nuveen Fund Management (Jersey) Limited	Jersey	To manage real estate funds.	Nuveen Europe Holdings Limited—Shareholder—100%

Nuveen Fund Management Vanquish II (Jersey) Limited	Jersey	To manage real estate funds.	Nuveen Fund Management (Jersey) Limited—Shareholder—100%

Nuveen Fund Management Vanquish (Jersey) Limited	Jersey	To manage real estate funds.	Nuveen Fund Management (Jersey) Limited—Shareholder—100%

Nuveen Hong Kong Limited	Hong Kong	To provide distribution, advisory, and marketing services.	TGAM HK HC LLC—Shareholder—100%

Entity Name	Domestic Jurisdiction	Business Purpose	Ownership*
Nuveen Italy S.R.L.	Italy	To provide real estate advisory services.	Nuveen Group Holdings Limited—Shareholder—100%

Nuveen Japan Co. Ltd.	Japan	To engage in investment management, agency business, financial instruments exchange, market and investment research, and a financial distribution business office.	Nuveen International Holdings LLC—Shareholder—100%

Nuveen Management AIFM Limited	United Kingdom	To act as an asset manager.	Nuveen Europe Holdings Limited—Shareholder—100%

Nuveen Management Austria GmbH	Austria	To manage real estate funds.	Nuveen Group Holdings Limited—Shareholder—65%

Nuveen Management Company (Luxembourg) No 1 S.à r.l	Luxembourg	To manage real estate funds.	Nuveen Europe Holdings Limited—Shareholder—94.4%

Nuveen Management Finland Oy	Finland	To act as an employer for the asset manager in connection with a fund.	Nuveen Group Holdings Limited—Shareholder—100%

Nuveen Property Management (Jersey) Limited	Jersey	To manage real estate funds.	Nuveen Europe Holdings Limited—Shareholder—100%

Nuveen Real Estate Limited	United Kingdom	To act as the holding company.	TIAA International Holdings 3 Limited—Shareholder—99.6%—Ordinary, Class B; TIAA International Holdings 1 Limited—Shareholder—0.4%—Ordinary, Class B

Nuveen Real Estate Management Limited	United Kingdom	To manage real estate funds and certain distribution activities.	Nuveen FCACO Limited -Shareholder—100%

Nuveen Singapore Private Limited	Singapore	To act as a real estate investment advisor and certain fund management and distribution activities.	Nuveen Group Holdings Limited—Shareholder—100%

Nuveen UK Limited	United Kingdom	To provide distribution and marketing services.	Nuveen International Holdings LLC—Shareholder—100%

Nuveen Real Estate (Australia) Limited	Australia	To provide real estate advisory and management services.	Nuveen Group Holdings Limited—Shareholder—100%

TIAA-CREF Asset Management UK Limited	United Kingdom	To provide real estate investment advisory services.	Nuveen FCACO Limited—Shareholder—100%

TIAA-CREF Luxembourg S.à r.l	Luxembourg	To provide accounting and domiciliary services to certain entities.	Nuveen Group Holdings Limited—Shareholder—100%

AMC Holding, Inc.	Florida	To engage in any lawful act or activity for which corporations may be organized under the Florida Business Corporation Act.	TIAA, FSB—Shareholder—100%

Business Property Lending, Inc.	Delaware	To act as a servicer of securitized commercial mortgage loans.	TIAA, FSB—Shareholder—100%

Elite Lender Services, Inc.	Florida	To engage in residential mortgage settlement services and act as a title insurance agency and any lawful act or activity for which corporations may be organized under the Florida Business Corporation Act, with all of the general and specific powers and rights granted to and conferred on a corporation by the Act.	TIAA, FSB—Shareholder—100%

TIAA Commercial Finance, Inc.	Delaware	To engage in equipment leasing and commercial financing.	Tygris Commercial Finance Group, Inc.—Shareholder—100%

Tygris Asset Finance, Inc.	Delaware	To engage in any lawful act or activity for which corporations may be organized under the Delaware General Corporation Law.	Tygris Commercial Finance Group, Inc.—Shareholder—100%

Westchester Group Asset Management, Inc.	Illinois	To provide agricultural asset management services.	Westchester Group Investment Management, Inc.— Shareholder—100%

Westchester Group Farm Management, Inc.	Illinois	To provide farm management services.	Westchester Group Investment Management, Inc.— Shareholder—100%

Westchester Group Investment Management, Inc.	Delaware	To operate an agricultural asset management business.	Westchester Group Investment Management Holding Company, Inc.—Shareholder—100%

Westchester Group of Europe Limited	United Kingdom	To provide advice and property management services for agricultural investments.	Westchester Group Investment Management, Inc.— Shareholder—100%

Westchester Group of Poland Sp. Z.o.o.	Poland	To provide agricultural asset management services.	Westchester Group of Europe Limited—Shareholder—100%

Westchester Group Real Estate, Inc.	Illinois	To provide brokerage services related to agricultural investments.	Westchester Group Investment Management, Inc.— Shareholder—100%

Westchester Group South America Gestao De Investimentos Ltda.	Brazil	To provide asset administration services to legal entities located in Brazil or other companies in South America.	Westchester Group Investment Management, Inc.— Shareholder—99%; Westchester Group Real Estate, Inc.—Shareholder—1%

Entity Name	Domestic Jurisdiction	Business Purpose	Ownership*
Westchester Group SRL	Romania	To engage in agricultural asset management services.	Westchester Group of Europe Limited—Shareholder—100%

Westchester NGFF Investment, LLC	Delaware	To hold investments for employee long-term incentive plans.	Westchester Group Investment Management, Inc.—Member—100%

Plata Wine Partners, LLC	California	To provide management of grape harvest and virtual winemaking.	The Plata Wine Partners Trust—Member—91%

Winslow Capital Management, LLC	Delaware	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.	Nuveen WCM Holdings, LLC—Member—100%

*

Note: TIAA has control of the subsidiaries included in this filing (each, a “Subsidiary”) through: (i) direct or indirect ownership of a majority of the voting securities of the Subsidiary; (ii) TIAA, or a subsidiary of TIAA, acting as asset manager or manager of the Subsidiary (or in a similar role); or (iii) corporate governance provisions present in the Subsidiary’s constituent documents.

Item 27.	Number of Contract owners

As of August 31, 2020 there were 271,049 owners of the contracts.

Item 28.	Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for Registrant, College Retirement Equities Fund, TIAA Real Estate Account, TIAA-CREF Life Insurance Company Separate Account VA-1, TIAA-CREF Life Insurance Company Separate Accounts VLI-I and VLI-2, and TIAA Separate Account VA-1.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Rashmi Badwe	Manager
William G. Griesser	Manager
Eric T. Jones	Manager
Raymond Bellucci	Manager
Angela Kahrmann	Manager, President, Chief Executive Officer
Colbert Narcisse	Manager
Ross Abbott	Chief Operating Officer
Christopher A. Baraks	Vice President
Mary Catherine Benedetto	Secretary
Jorge Gutierrez	Treasurer
David Barber	Chief Financial Officer, Controller
Pamela Lewis Marlborough	Managing Director, Chief Legal Officer, Assistant Secretary
Lisa Lynn	Chief Compliance Officer

*	The address of each Manager and Officer is c/o TIAA-CREF Institutional and Individual Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c) Not Applicable.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, 22 Kimberly Road, East Brunswick, New Jersey 08816, Citistorage, 5 North 11th Street, Brooklyn, New York 11211, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank, N.A., 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, MO 64105.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Representations

Teachers Insurance and Annuity Association of America represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Teachers Insurance and Annuity Association of America.

TIAA represents that the No-Action Letters issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012 to ING Life Insurance Company are being relied upon, and that the terms of those No-Action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-3 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 1st of October, 2020.

TIAA SEPARATE ACCOUNT VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA (On behalf of Registrant and itself)

By:	/s/ CAROL DECKBAR
Name:	CAROL DECKBAR
Title:	Executive Vice President, Chief Product Officer of TIAA Financial Solutions

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on October 1, 2020 in the capacities indicated.

Signature	Title

/S/ CAROL DECKBAR Carol Deckbar	Executive Vice President, Chief Product Officer of TIAA Financial Solutions

/S/ AUSTIN WACHTER Austin Wachter	Senior Vice President and Chief Accounting Officer and Corporate Controller, TIAA (Principal Financial Officer and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE

*	*
Jeffrey R. Brown	Maureen O’Hara

*	*
Priscilla Sims Brown	Donald K. Peterson

*	*
James R. Chambers	Dorothy K. Robinson

*	*
Roger W. Ferguson, Jr.	Kim M. Sharan

*	*
Lisa W. Hess	Ronald L. Thompson

*	*
Edward M. Hundert	Marta Tienda

/S/ RACHEL D. MENDELSON
Rachel D. Mendelson Attorney-in-fact

*	Signed by Rachel D. Mendelson as attorney-in-fact pursuant to powers of attorney filed herewith, and previously filed with the SEC which are incorporated herein by reference.

Exhibit Index

(8)	(A17) Participation Agreement among Saturna Capital Corporation, Saturna Brokerage Services, Inc. and Teachers Insurance and Annuity Association of America*

(A18) Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America

(A19) Participation Agreement among AIM International Mutual Funds (Invesco International Mutual Funds), Invesco Distributors, Inc. and Teachers Insurance and Annuity Association of America

(A20) Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America

(A21) Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America

(A22) Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America

(A23) Amendment to Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company

(A24) Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America

(A25) Amendment to the Participation Agreement among TIAA-CREF Funds, (formerly the TIAA-CREF Institutional Funds), Teachers Advisors, LLC (formerly Teachers Advisors, Inc.) (“Adviser”), Nuveen Securities, LLC (formerly Teacher Personal Investors Services, Inc.) and Teachers Insurance and Annuity Association of America

(A27) Administrative Services Agreement between Saturna Capital Corporation and Teachers Insurance and Annuity Association of America